UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Small-Cap Value Fund	March 31, 2017

T. Rowe Price Small-Cap Value Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 96.7%		
CONSUMER DISCRETIONARY 10.4%		
Auto Components 1.4%		
Dorman Products (1)	580,000	47,635
Horizon Global (1)(2)	1,789,563	24,839
LCI Industries	622,900	62,166
Strattec Security (2)	226,053	6,284
		140,924
Distributors 1.0%		
Pool	539,300	64,355
Uni-Select (CAD)	882,900	23,482
Weyco Group	362,893	10,190
		98,027
Diversified Consumer Services 1.1%		
American Public Education (1)(2)	1,194,750	27,360
Capella Education	551,100	46,857
Career Education (1)	3,042,391	26,469
National American University Holdings (2)	2,187,800	5,360
		106,046
Hotels, Restaurants & Leisure 1.3%		
Bojangles (1)	1,618,933	33,188
Capitol Acquisition Corp III (1)	600,027	6,330
Hilton Grand Vacations (1)	510,700	14,637
ILG	1,582,393	33,167
Red Robin Gourmet Burgers (1)	467,294	27,313
Red Rock Resorts, Class A	635,344	14,092
		128,727
Household Durables 1.2%		
Cavco Industries (1)(2)	453,400	52,776
CSS Industries (2)	1,232,945	31,958
Ethan Allen Interiors	689,394	21,130

Tempur Sealy International (1)	146,165	6,791
Tri Pointe (1)	756,200	9,482
		122,137
Internet & Direct Marketing Retail 0.3%		
Liberty Expedia Holdings, Class A (1)	244,959	11,141
Liberty Ventures, Series A (1)	330,239	14,689
		25,830
Media 1.2%		
Cable One	61,300	38,280
MSG Networks (1)	558,400	13,039
New Media Investment	702,502	9,982
Saga Communications, Class A (2)	639,712	32,657
Scholastic	543,500	23,137
		117,095
Multiline Retail 0.3%		
Fred's, Class A	1,766,700	23,144
Ollies Bargain Outlet Holdings (1)	315,100	10,556
		33,700
Specialty Retail 1.8%		
Aaron's	1,352,100	40,211
Boot Barn Holdings (1)	824,300	8,152
Express (1)	1,148,000	10,458
Francesca's Holdings (1)	1,217,100	18,683
Genesco (1)	290,300	16,097
Lumber Liquidators (1)(2)	1,844,354	38,713
Party City Holdco (1)	826,600	11,614
Sportsman's Warehouse Holdings (1)	1,216,674	5,816
Winmark (2)	252,457	28,528
		178,272
Textiles, Apparel & Luxury Goods 0.8%		
Canada Goose Holdings (1)	460,387	7,348

Crocs (1)	1,172,300	8,288
Culp (2)	771,057	24,057
J.G. Boswell	12,300	8,512
Steven Madden (1)	939,175	36,205
		84,410
Total Consumer Discretionary		1,035,168
CONSUMER STAPLES 3.7%		
Beverages 0.4%		
Boston Beer, Class A (1)	101,900	14,740
Coca-Cola Bottling	127,774	26,324
		41,064
Food & Staples Retailing 0.8%		
PriceSmart	443,979	40,935
Spartannash	1,125,700	39,388
		80,323
Food Products 1.7%		
Nomad Foods (1)	6,015,200	68,874
Pinnacle Foods	517,300	29,936
Post Holdings (1)	789,800	69,124
		167,934
Household Products 0.5%		
Energizer Holdings	551,200	30,729
Oil-Dri (2)	545,100	20,316
		51,045
Personal Products 0.1%		
Conyers Park Acquisition, Equity Units (1)	1,339,690	15,125
		15,125

Tobacco 0.2%		
Vector Group	800,327	16,647
		16,647
Total Consumer Staples		372,138
ENERGY 4.9%		
Energy Equipment & Services 1.5%		
Diamond Offshore Drilling (1)	1,630,900	27,252
Dril-Quip (1)	333,600	18,198
Frank's International	3,156,300	33,362
Global Geophysical, Warrants, 12/31/18 (1)(3)	26,187	—
Keane (1)	770,250	11,015
SEACOR Holdings (1)	368,903	25,524
Tesco (1)(2)	2,776,150	22,348
TETRA Technologies (1)	3,552,500	14,459
		152,158
Oil, Gas & Consumable Fuels 3.4%		
Advantage Oil & Gas (CAD) (1)	3,993,500	26,366
Centennial Resource Development, Acquisition Date: 12/28/16 Cost $6,202 (1)(4)	426,537	7,387
Centennial Resource Development, Class A (1)	1,230,975	22,441
Centennial Resource Development, Warrants, 10/11/21 (1)	203,558	1,313
Earthstone Energy (1)(2)	1,129,102	14,407
International Seaways (1)	730,146	13,961
Jagged Peak Energy (1)	1,192,000	15,544
Kelt Exploration (CAD) (1)	4,034,800	20,267
Matador Resources (1)	1,783,760	42,436
Overseas Shipholding (1)	2,531,759	9,773
Panhandle Oil & Gas, Class A	675,170	12,963
Parsley Energy, Class A (1)	1,374,600	44,688
Rex Stores Resources (1)	102,100	9,239
Silver Run Acquisition Corp II, Equity Units (1)	945,900	9,875
SM Energy	532,000	12,779

Western Refining	882,100	30,935
WPX Energy (1)	2,957,300	39,598
		333,972
Total Energy		486,130
FINANCIALS 29.0%		
Banks 18.2%		
American Business Bank	112,800	4,540
Atlantic Capital Bancshares (1)	1,004,199	19,030
BankUnited	2,511,400	93,700
Blue Hills Bancorp	1,161,400	20,731
BNC Bancorp	460,700	16,148
Bridge Bancorp	443,368	15,518
Burke & Herbert (2)	10,472	22,065
Cobiz Financial (2)	3,056,710	51,353
Columbia Banking System	1,970,100	76,814
CU Bancorp (1)	247,071	9,796
East West Bancorp	2,027,399	104,634
Farmers & Merchants Bank of Long Beach	3,041	22,731
FB Financial (1)	614,419	21,726
First Hawaiian	978,029	29,263
Glacier Bancorp	1,662,200	56,398
HarborOne Bancorp (1)	958,025	18,193
Heritage Commerce	858,621	12,107
Home Bancshares	5,175,696	140,106
Hope Bancorp	2,902,987	55,650
Howard Bancorp (1)(2)	684,061	12,792
Independent Bank	696,082	44,758
John Marshall Bancorp (1)	408,279	8,880
Live Oak Bancshares (2)	2,159,217	46,747
National Bank Holdings, Class A (2)	2,021,259	65,691
Pacific Continental	871,248	21,346
Pacific Premier Bancorp (1)	889,100	34,275
Paragon Commercial (1)	186,835	9,994

Park Sterling	1,210,403	14,900
Pinnacle Financial Partners	365,700	24,301
Popular	1,584,900	64,553
Preferred Bank (2)	1,090,258	58,503
Prosperity Bancshares	1,419,700	98,967
Sandy Spring Bancorp	161,400	6,616
SVB Financial Group (1)	512,500	95,371
Synovus Financial	688,000	28,222
Texas Capital Bancshares (1)	858,000	71,600
Towne Bank Portsmouth	2,275,053	73,712
Union Bankshares	505,300	17,776
WashingtonFirst Bankshare (2)	827,828	23,179
Webster Financial	1,052,373	52,661
Western Alliance Bancorp (1)	2,274,954	111,677
Wintrust Financial	580,500	40,124
		1,817,148
Capital Markets 3.2%		
CBOE Holdings	583,636	47,316
Golub Capital	1,066,500	21,202
Hercules Capital	1,924,500	29,118
Houlihan Lokey	954,727	32,890
Janus Capital Group	2,158,200	28,488
JMP, Partnership	1,037,112	6,295
Main Street Capital	689,400	26,383
Otc Markets, Class A	315,331	6,780
Safeguard Scientifics (1)(2)	936,995	11,900
Stifel Financial (1)	480,500	24,116
TCP Capital	897,700	15,638
TPG Specialty Lending	1,571,990	32,053
Triangle Capital	921,399	17,590
Virtus Investment Partners	204,242	21,629
		321,398

Consumer Finance 0.9%		
Green Dot, Class A (1)	1,593,200	53,149
SLM (1)	2,657,500	32,156
		85,305
Diversified Financial Services 0.1%		
Compass Diversified Holdings, Partnership	852,800	14,156
		14,156
Insurance 2.8%		
Assured Guaranty	1,137,283	42,204
Crawford, Class A	430,064	3,501
Crawford, Class B	159,300	1,598
Employers Holdings	664,300	25,210
Kinsale Capital	868,683	27,833
ProAssurance	1,302,700	78,488
RenaissanceRe Holdings	190,100	27,498
Safety Insurance Group	410,100	28,748
State Auto Financial	1,221,821	33,539
Third Point Reinsurance (1)	515,900	6,242
		274,861
Mortgage Real Estate Investment Trusts 0.7%		
Hannon Armstrong Sustainable Infrastructure Capital, REIT	2,455,600	49,603
Redwood Trust, REIT	1,204,600	20,009
		69,612
Thrifts & Mortgage Finance 3.1%		
Beneficial Bancorp	2,707,768	43,324
Clifton Bancorp (2)	1,322,781	21,416
FS Bancorp (2)	173,385	6,294
Kearny Financial	2,748,921	41,371
Meridian Bancorp	2,108,500	38,585
PennyMac Financial Services, Class A (1)	1,017,706	17,352
Radian	3,520,300	63,225
United Financial Bancorp (2)	2,989,001	50,843

WSFS Financial	615,937	28,302
		310,712
Total Financials		2,893,192
HEALTH CARE 6.0%		
Biotechnology 0.5%		
Advanced Accelerator Applications, ADR (1)	268,533	10,704
Bluebird Bio (1)	266,700	24,243
Momenta Pharmaceuticals (1)	691,900	9,237
Rigel Pharmaceuticals (1)	2,423,000	8,020
		52,204
Health Care Equipment & Supplies 3.8%		
Analogic	383,700	29,123
Atrion (2)	167,623	78,481
Haemonetics (1)	1,363,600	55,321
Halyard Health (1)	1,676,700	63,866
Integer Holdings (1)	367,000	14,754
Lantheus Holdings (1)	1,791,627	22,395
Quidel (1)(2)	1,896,300	42,932
Utah Medical Products (2)	224,629	13,994
West Pharmaceutical Services	705,100	57,543
		378,409
Health Care Providers & Services 1.6%		
Ensign Group	774,906	14,568
National HealthCare	317,200	22,616
Select Medical Holdings (1)	2,604,500	34,770
Triple-S Management, Class B (1)	790,600	13,891
Universal American (1)	2,628,775	26,209
WellCare Health Plans (1)	335,000	46,970
		159,024

Life Sciences Tools & Services 0.0%		
Patheon (1)	138,300	3,643
		3,643
Pharmaceuticals 0.1%		
Therapeutics MD (1)	689,000	4,961
		4,961
Total Health Care		598,241
INDUSTRIALS & BUSINESS SERVICES 13.0%		
Aerospace & Defense 0.9%		
BWX Technologies	899,700	42,826
Cubic	213,100	11,251
Orbital	92,000	9,016
Triumph Group	1,203,100	30,980
		94,073
Building Products 0.9%		
CSW Industrials (1)	457,900	16,805
Insteel Industries	571,885	20,668
JELD-WEN Holding (1)	455,221	14,954
Universal Forest Products	364,800	35,947
		88,374
Commercial Services & Supplies 1.5%		
Brady, Class A	946,000	36,563
Brinks Company	193,500	10,342
Matthews International, Class A	341,800	23,123
McGrath RentCorp	831,102	27,900
MSA Safety	302,400	21,377
Waste Connections	315,100	27,798
		147,103
Construction & Engineering 0.7%		
Aegion (1)(2)	1,993,700	45,676

Comfort Systems USA	213,800	7,835
Valmont Industries	140,000	21,770
		75,281
Electrical Equipment 0.2%		
Thermon Group Holdings (1)	968,661	20,187
		20,187
Industrial Conglomerates 0.3%		
Raven Industries	983,954	28,584
		28,584
Machinery 3.7%		
Blue Bird (1)(2)	1,149,400	19,712
Chart Industries (1)	410,400	14,339
CIRCOR International	694,900	41,305
Colfax (1)	681,600	26,760
ESCO Technologies	791,400	45,980
Hillenbrand	570,500	20,453
John Bean Technologies	646,400	56,851
Lydall (1)	571,000	30,606
RBC Bearings (1)	352,199	34,195
Rev (1)	621,000	17,121
Rexnord (1)	1,424,400	32,875
Sun Hydraulics	731,400	26,411
Westport Fuel Systems (1)	1,633,564	1,568
		368,176
Marine 0.5%		
Kirby (1)	455,600	32,143
Matson	511,600	16,248
		48,391
Professional Services 0.8%		
FTI Consulting (1)	882,700	36,341

Navigant Consulting (1)	1,755,222	40,124
		76,465
Road & Rail 1.8%		
Genesee & Wyoming, Class A (1)	767,519	52,084
Landstar System	1,047,400	89,710
Patriot Transportation Holding (1)(2)	256,733	5,840
Universal Logistics Holdings (2)	1,541,466	22,120
YRC Worldwide (1)	1,039,950	11,450
		181,204
Trading Companies & Distributors 1.7%		
Applied Industrial Technologies	692,900	42,856
Beacon Roofing Supply (1)	1,062,700	52,242
Kaman	508,200	24,460
Univar (1)	1,585,416	48,609
		168,167
Total Industrials & Business Services		1,296,005
INFORMATION TECHNOLOGY 10.4%		
Communications Equipment 1.0%		
Harmonic (1)(2)	8,357,990	49,730
Ixia (1)	2,196,100	43,153
Shoretel (1)	516,900	3,179
		96,062
Electronic Equipment, Instruments & Components 3.8%		
Badger Meter	813,620	29,901
Belden	1,406,800	97,336
Coherent (1)	52,800	10,858
Knowles (1)	3,040,000	57,608
Littelfuse	460,100	73,575
Mesa Laboratories	159,178	19,531
Methode Electronics	940,900	42,905

Synnex	475,900	53,272
		384,986
Internet Software & Services 0.8%		
Angie's List (1)	2,333,649	13,302
Rightside (1)(2)	2,506,384	24,863
SVMK (f/k/a/ SurveyMonkey), Acquisition Date: 11/25/14 Cost $9,188 (1)(3)(4)	558,530	6,261
Xactly (1)(2)	1,837,670	21,868
XO Group (1)	1,074,573	18,494
		84,788
IT Services 0.7%		
Conduent (1)	1,080,500	18,131
CSRA	1,303,100	38,167
Startek (1)(2)	1,125,970	9,785
		66,083
Semiconductor & Semiconductor Equipment 2.5%		
Advanced Energy Industries (1)	516,600	35,418
Brooks Automation	1,345,700	30,144
Cabot Microelectronics	335,800	25,726
Cohu	360,610	6,657
Entegris (1)	1,324,100	30,984
Integrated Device Technology (1)	280,500	6,639
MaxLinear (1)	936,700	26,274
Microsemi (1)	643,400	33,154
PDF Solutions (1)	504,800	11,418
Rudolph Technologies (1)	721,500	16,162
Synaptics (1)	181,900	9,006
Teradyne	495,400	15,407
		246,989
Software 1.6%		
Callidus Software (1)	1,311,400	27,998
Computer Modelling (CAD)	1,954,780	15,214

Progress Software	1,475,707	42,869
RealPage (1)	301,400	10,519
Tableau Software, Class A (1)	735,400	36,439
Tangoe (1)	1,563,600	8,287
Zendesk (1)	510,400	14,312
		155,638
Technology Hardware, Storage & Peripherals 0.0%		
Intevac (1)	105,000	1,313
		1,313
Total Information Technology		1,035,859
MATERIALS 5.1%		
Chemicals 2.5%		
AdvanSix (1)	99,573	2,720
AgroFresh Solutions (1)(2)	6,620,987	28,934
American Vanguard (2)	1,601,800	26,590
Hawkins	522,800	25,617
Innospec	471,534	30,532
KMG Chemicals (2)	1,157,003	53,303
Minerals Technologies	821,700	62,942
Orion Engineered Carbons	938,400	19,237
		249,875
Containers & Packaging 0.6%		
Myers Industries (2)	3,510,077	55,635
		55,635
Metals & Mining 1.3%		
Carpenter Technology	1,213,700	45,271
New Gold (CAD) (1)	5,032,200	15,023
Osisko Gold Royalties (CAD)	1,332,700	14,812
Petra Diamonds (GBP) (1)	8,711,123	14,503
Reliance Steel & Aluminum	410,000	32,808

Worthington Industries	278,900	12,575
		134,992
Paper & Forest Products 0.7%		
Clearwater Paper (1)(2)	898,313	50,306
Interfor (CAD) (1)	1,419,800	18,342
		68,648
Total Materials		509,150
REAL ESTATE 8.6%		
Equity Real Estate Investment Trusts 7.5%		
Acadia Realty Trust, REIT	1,421,000	42,715
American Assets Trust, REIT	434,200	18,167
American Campus Communities, REIT	616,800	29,353
Cedar Realty Trust, REIT (2)	8,344,509	41,889
CubeSmart, REIT	568,600	14,761
Douglas Emmett, REIT	1,012,100	38,865
EastGroup Properties, REIT	420,900	30,949
First Potomac Realty Trust, REIT (2)	4,982,940	51,225
Healthcare Realty Trust, REIT	1,165,592	37,882
Kilroy Realty, REIT	522,400	37,655
Monogram Residential Trust, REIT	1,843,500	18,380
Paramount, REIT	1,130,635	18,328
Pebblebrook Hotel Trust, REIT	933,600	27,270
Potlatch, REIT	893,700	40,842
PS Business Parks, REIT	339,400	38,949
Retail Opportunity Investments, REIT	1,594,900	33,541
Saul Centers, REIT	870,200	53,622
Sunstone Hotel Investors, REIT	1,993,810	30,565
Terreno Realty, REIT	1,951,500	54,642
Urban Edge Properties, REIT	1,181,300	31,068
Urstadt Biddle Properties, REIT	58,700	1,008
Urstadt Biddle Properties, Class A, REIT	875,300	17,996

Washington REIT	1,287,500	40,273
Total Equity Real Estate Investment Trusts		749,945
Real Estate Management & Development 1.1%		
FirstService	748,300	45,123
Forestar Group (1)	1,278,391	17,450
FRP Holdings (1)(2)	770,800	30,832
RE/MAX Holdings, Class A	187,400	11,141
Total Real Estate Management & Development		104,546
Total Real Estate		854,491
UTILITIES 5.6%		
Electric Utilities 1.9%		
El Paso Electric	859,100	43,385
PNM Resources	2,657,600	98,331
Portland General Electric	1,102,600	48,977
		190,693
Gas Utilities 1.9%		
Atmos Energy	527,900	41,699
Chesapeake Utilities	587,280	40,640
ONE Gas	1,336,600	90,354
Southwest Gas Holdings (1)	189,200	15,687
		188,380
Independent Power & Renewable Electricity Producers 0.7%		
Nextera Energy Partners, Partnership	761,900	25,242
NRG Energy	2,230,400	41,708
		66,950
Multi-Utilities 0.7%		
Black Hills	264,000	17,548
NorthWestern	962,200	56,481
		74,029

Water Utilities 0.4%		
AquaVenture Holdings (1)	44,000	751
AquaVenture Holdings, Lockup Shares Acquisition Date: 12/22/11 - 10/6/16, Cost $22,567 (1)(4)	1,003,245	16,269
California Water Service Group	534,700	19,169
Middlesex Water	111,800	4,131
Western Water, Acquisition Date: 2/17/06, Cost $297 (1)(3)(4)	2,259	—
Western Water, Warrants, 9/1/17 Acquisition Date: 10/16/09 - 8/24/11, Cost $0 (1)(3)(4)	12,766	—
		40,320
Total Utilities		560,372
Total Common Stocks (Cost $5,913,476)		9,640,746
CONVERTIBLE PREFERRED STOCKS 1.0%		
CONSUMER DISCRETIONARY 0.5%		
Hotels, Restaurants & Leisure 0.1%		
Sweetgreen, Series G, Acquisition Date: 8/15/16 Cost $6,558 (1)(3)(4)	728,628	6,558
		6,558
Specialty Retail 0.4%		
Chewy.com, Series C, Acquisition Date: 8/7/14 Cost $9,391 (1)(3)(4)	26,216	48,622
		48,622
Total Consumer Discretionary		55,180
CONSUMER STAPLES 0.1%		
Food Products 0.1%		
Post Holdings (1)	80,600	12,145
Total Consumer Staples		12,145

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2017. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 3/31/17	Value 12/31/16
Aegion	$ 2,817	$ 1,175	$ —	$ 45,676	$ 45,762
AgroFresh Solutions	536	56	—	28,934	17,138
American Public Education	964	1,655	—	27,360	29,331
American Vanguard	—	683	24	26,590	31,720
Atrion	—	231	176	78,481	85,505
Blue Bird	12,480	12	—	19,712	*
Burke & Herbert	668	24	188	22,065	20,446
Capella Education	—	1,015	226	*	50,037
Cavco Industries	—	601	—	52,776	46,820
Cedar Realty Trust	60	230	417	41,889	54,535
Clearwater Paper	—	1,782	—	50,306	60,798
Clifton Bancorp	—	31	79	21,416	22,424
Cobiz Financial	3,681	24	144	51,353	48,069
CSS Industries	2,828	20	231	31,958	30,266
Culp	—	298	62	24,057	29,622
Earthstone Energy	5,868	11	—	14,407	*
First Potomac Realty Trust	—	124	498	51,225	54,767
FRP Holdings	—	30	—	30,832	29,116
FS Bancorp	—	7	17	6,294	6,244
Harmonic	—	43	—	49,730	41,870
Hawkins	—	590	220	*	29,165
Horizon Global	27,986	—	—	24,839	—
Howard Bancorp	1,419	14	—	12,792	9,129
KMG Chemicals	—	1,995	35	53,303	48,554
Live Oak Bancshares	1,904	52	41	46,747	38,334
Lumber Liquidators	—	30	—	38,713	29,085
Myers Industries	3,492	46	462	55,635	46,758
National American University Holdings	—	—	98	5,360	4,275
National Bank Holdings	4,614	64	131	65,691	59,949
Oil-Dri	—	11	120	20,316	20,866
Patriot Transportation Holding	—	8	—	5,840	5,994
Preferred Bank	—	16	197	58,503	57,261
Quidel	—	994	—	42,932	42,005
Rightside	1,062	32	—	24,863	19,803

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2017, totaled $23,825,000 for the period ended March 31, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $6,222,773,000. Net unrealized gain aggregated $3,779,278,000 at period-end, of which $3,995,491,000 related to appreciated investments and $216,213,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017